Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	May 16, 2017 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average fair value of options granted						$ 1.44
July 2010 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	6,822,523	6,887,523	6,887,523	6,958,461	5,946,461
Number of Options, Granted | shares					1,032,250
Number of Options, Forfeited | shares	(32,167)	0	(5,000)	(70,938)	(20,250)
Number of Options, Exercised | shares			(60,000)
Number of Options, Ending of Period | shares	6,790,356	6,887,523	6,822,523	6,887,523	6,958,461
Options exercisable, end of period | shares	6,595,294	5,825,816	6,595,294	5,825,816	4,830,503
Weighted-average fair value of options granted	$ 0.89	$ 0.89	$ 0.89	$ 0.89	$ 0.89
Weighted- average Exercise Price, Beginning of Period	1.41	1.41	1.41	1.42	1.27
Weighted -average Exercise Price, Granted					2.26
Weighted- average Exercise Price, Forfeited	2.26	0.00	2.13	1.95	1.36
Weighted- average Exercise Price, Exercised			0.80
Weighted- average Exercise Price, End of Period	1.41	1.41	1.41	1.41	1.42
Weighted- average Exercise Price, Exercisable End of Period	$ 1.38	$ 1.25	$ 1.38	$ 1.30	$ 1.20
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	698,167	755,833	755,833
Number of Options, Granted | shares				825,833
Number of Options, Forfeited | shares	(51,334)	0	(57,666)	(70,000)
Number of Options, Ending of Period | shares	646,833	755,833	698,167	755,833
Weighted-average fair value of options granted	$ 0.62	$ 0.62	$ 0.62	$ 0.62
Weighted- average Exercise Price, Beginning of Period	1.28	1.28	1.28
Weighted -average Exercise Price, Granted				1.28
Weighted- average Exercise Price, Forfeited	1.28	0.00	1.28	1.28
Weighted- average Exercise Price, End of Period	$ 1.28	$ 1.28	$ 1.28	$ 1.28